INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6  -  INTANGIBLE ASSETS

Intangible assets originated from the acquisition of ReVera on April 2, 2015. The following is a summary of intangible assets as of December 31, 2020 and 2019:

	As of December 31,
	2 0 2 0	2 0 1 9
Original amount:
Technology	$12,305	$12,305
Customer relationships	5,191	5,191
IPR&D	1,927	1,927
	19,423	19,423

Accumulated amortization:
Technology	10,108	8,350
Customer relationships	4,256	3,511
IPR&D	-	-
	14,364	11,861
Net book value	$5,059	$7,562

Amortization expenses amounted are as follows:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Technology	$1,758	$1,758	$1,759
Customer relationships	745	867	854
	$2,503	$2,625	$2,613

F - 21

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 6  -  INTANGIBLE ASSETS (Cont.)

Annual amortization expenses (excluding IPR&D) are expected as follows:

Year ending December 31,
2021	$2,297
2022	736
2023	84
2024	15
$3,132